Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

YY Group Holdings Limited (the “Company” or the “Group”) is a limited company incorporated and domiciled in British Virgin Islands and whose shares are publicly traded. The registered office is located at 60 Paya Lebar Road #05-43 Paya Lebar Square Singapore 409051. In order to better serve the Company’s clients and accommodate the growing team, the Company have moved to a new office with effective on March 1, 2024. It is located at 60 Paya Lebar Road #09-13/14/15/16/17 Paya Lebar Square Singapore 409051. The Company is principally a data and technology driven company focused on developing enterprise intelligent labor matching services and smart cleaning services based in Singapore. Through the Company and its subsidiaries (collectively referred to as the “Group”), the Group provide enterprise manpower outsourcing and smart cleaning services in Singapore and Malaysia.

As of December 31, 2023, the Company’s subsidiaries were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
YY Circle (SG) Pte Ltd	June 13, 2019	Singapore	100%	Manpower Contracting Services
Hong Ye Group Pte Ltd	December 28, 2010	Singapore	100%	1. Employment Agencies 2. General Cleaning Services
YY Circle Sdn Bhd	July 22, 2022	Malaysia	90%	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn Bhd	November 8, 2022	Malaysia	100%	General cleaning services

As described above, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), will become the ultimate parent of its subsidiaries.

Through the reorganization, the Company will be the holding company of its subsidiaries. Accordingly, the consolidated financial statements will be prepared on a consolidated basis by applying the principle of common control as if the reorganization has been completed at the beginning of the first reporting period.

Based on the above, the Group concluded that the Company and its subsidiaries are effectively controlled by the shareholder before and after the Reorganization and the Reorganization is considered under common control. The transactions above were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at carrying value and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.